Segmented Information (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Revenue by geographic areas

In millions	Year ended December 31,	2024	2023	2022
Revenues
Canada		$11,875	$11,570	$11,583
U.S.		5,171	5,258	5,524
Total revenues		$17,046	$16,828	$17,107

Long-lived assets by geographic areas

In millions	As at December 31,	2024	2023
Long-lived assets
Canada		$26,635	$25,530
U.S.		21,810	19,511
Total long-lived assets (1)		$48,445	$45,041
(1)The Company defines long-lived assets as Properties and Operating lease right-of-use assets.